Product warranties and recalls and other safety measures (Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 1,275,200	¥ 925,475	¥ 755,050
Payments made during year	(456,177)	(444,416)	(347,861)
Provision for recalls and other safety measures	454,391	794,009	524,100
Other	1,842	132	(5,814)
Liabilities for recalls and other safety measures at end of year	¥ 1,275,256	¥ 1,275,200	¥ 925,475